AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

COMMON STOCKS - 76.0%	Shares	Market Value
Communication Services - 6.9%
Entertainment - 6.9%
Liberty Media Corporation - Liberty Formula One - Series C *	50,000	$1,361,500
Madison Square Garden Company (The) - Class A *	10,000	2,114,100
Rosetta Stone, Inc. *	617,309	8,654,672
		12,130,272
Consumer Discretionary - 7.1%
Diversified Consumer Services - 6.4%
frontdoor, inc. *	175,000	6,086,500
Graham Holdings Company - Class B	15,000	5,117,550
		11,204,050
Internet & Direct Marketing Retail - 0.7%
eDreams ODIEGO S.A. - ADR *	61,515	1,248,699

Consumer Staples - 3.4%
Beverages - 1.3%
Brown-Forman Corporation - Class B	10,000	555,100
Remy Cointreau S.A. - ADR	160,000	1,788,800
		2,343,900
Household Products - 2.1%
Spectrum Brands Holdings, Inc.	100,000	3,637,000

Energy - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Noble Energy, Inc.	275,000	1,661,000
Pioneer Natural Resources Company	70,000	4,910,500
		6,571,500
Financials - 10.5%
Banks - 0.8%
First Horizon National Corporation	175,000	1,410,500

Capital Markets - 2.2%
KKR & Company, Inc. - Class A	160,000	3,755,200

Consumer Finance - 1.0%
Discover Financial Services	50,000	1,783,500

Insurance - 6.5%
Alleghany Corporation	10,536	5,819,559
Athene Holding Ltd. - Class A *	120,000	2,978,400
Fidelity National Financial, Inc.	105,000	2,612,400
		11,410,359
Health Care - 6.7%
Biotechnology - 0.9%
Avid Bioservices, Inc. *	300,000	1,533,000

Health Care Equipment & Supplies - 5.8%
Alcon, Inc. *	50,000	2,541,000

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 76.0% (Continued)	Shares	Market Value
Health Care - 6.7% (Continued)
Health Care Equipment & Supplies - 5.8% (Continued)
Zimmer Biomet Holdings, Inc.	75,000	$7,581,000
		10,122,000
Industrials - 19.9%
Aerospace & Defense - 5.8%
HEICO Corporation - Class A	90,000	5,751,000
Hexcel Corporation	120,000	4,462,800
		10,213,800
Airlines - 0.5%
Delta Air Lines, Inc.	30,000	855,900

Building Products - 3.5%
A.O. Smith Corporation	160,000	6,049,600

Electrical Equipment - 2.0%
AMETEK, Inc.	50,000	3,601,000

Industrial Conglomerates - 1.8%
Roper Technologies, Inc.	10,000	3,118,100

Machinery - 1.1%
Allison Transmission Holdings, Inc.	60,000	1,956,600

Road & Rail - 2.5%
AMERCO	15,000	4,358,250

Trading Companies & Distributors - 2.7%
Watsco, Inc.	30,000	4,740,900

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.6%
Arrow Electronics, Inc. *	20,000	1,037,400

Materials - 3.7%
Chemicals - 3.7%
Axalta Coating Systems Ltd. *	25,000	431,750
Valvoline, Inc.	460,000	6,021,400
		6,453,150
Real Estate - 13.4%
Equity Real Estate Investment Trusts (REITs) - 7.8%
Brookfield Property REIT, Inc. - Class A	200,000	1,698,000
Digital Realty Trust, Inc.	49,469	6,871,739
Lamar Advertising Company - Class A	100,000	5,128,000
		13,697,739

AVE MARIA VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 76.0% (Continued)	Shares	Market Value
Real Estate - 13.4% (Continued)
Real Estate Management & Development - 5.6%
Texas Pacific Land Trust	25,500	$9,690,255

Total Common Stocks (Cost $156,864,997)		$132,922,674

MONEY MARKET FUNDS - 23.2%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.48% (a)	8,256,696	$8,256,696
Federated Treasury Obligations Fund - Institutional Shares, 0.32% (a)	8,256,696	8,256,696
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.46% (a)	8,256,695	8,256,695
First American Treasury Obligations Fund - Class Z, 0.28% (a)	7,581,084	7,581,084
Invesco Short-Term Investments Trust (The) - Treasury Portfolio - Institutional Class, 0.30% (a)	8,256,695	8,256,695
Total Money Market Funds (Cost $40,607,866)		$40,607,866

Total Investments at Market Value - 99.2% (Cost $197,472,863)		$173,530,540

Other Assets in Excess of Liabilities - 0.8%		1,348,170

Net Assets - 100.0%		$174,878,710

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2020.

See accompanying notes to Schedules of Investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

COMMON STOCKS - 90.7%	Shares	Market Value
Communication Services - 2.1%
Entertainment - 1.6%
Madison Square Garden Company (The) - Class A *	35,000	$7,399,350
Rosetta Stone, Inc. *	270,000	3,785,400
		11,184,750
Interactive Media & Services - 0.5%
ANGI Homeservices, Inc. - Class A *	600,000	3,150,000

Consumer Discretionary - 15.2%
Diversified Consumer Services - 3.6%
frontdoor, inc. *	701,300	24,391,214

Internet & Direct Marketing Retail - 2.4%
Booking Holdings, Inc. *	12,150	16,345,638

Multiline Retail - 2.3%
Ollie's Bargain Outlet Holdings, Inc. *	345,587	16,014,502

Specialty Retail - 5.5%
Lowe's Companies, Inc.	215,000	18,500,750
O'Reilly Automotive, Inc. *	63,000	18,966,150
		37,466,900
Textiles, Apparel & Luxury Goods - 1.4%
VF Corporation	175,000	9,464,000

Financials - 11.5%
Capital Markets - 11.5%
Brookfield Asset Management, Inc. - Class A	675,000	29,868,750
Moody's Corporation	95,000	20,092,500
S&P Global, Inc.	116,000	28,425,800
		78,387,050
Health Care - 8.9%
Health Care Equipment & Supplies - 5.2%
Medtronic plc	233,000	21,011,940
Zimmer Biomet Holdings, Inc.	145,000	14,656,600
		35,668,540
Health Care Technology - 1.0%
Change Healthcare, Inc. *	640,000	6,393,600

Life Sciences Tools & Services - 2.7%
IQVIA Holdings, Inc. *	170,000	18,336,200

Industrials - 21.5%
Aerospace & Defense - 5.2%
HEICO Corporation - Class A	411,876	26,318,876
Hexcel Corporation	255,000	9,483,450
		35,802,326
Air Freight & Logistics - 1.1%
Expeditors International of Washington, Inc.	110,000	7,339,200

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.7% (Continued)	Shares	Market Value
Industrials - 21.5% (Continued)
Commercial Services & Supplies - 4.9%
Copart, Inc. *	490,000	$33,574,800

Electrical Equipment - 4.2%
AMETEK, Inc.	172,000	12,387,440
Rockwell Automation, Inc.	110,000	16,600,100
		28,987,540
Industrial Conglomerates - 4.2%
Roper Technologies, Inc.	91,000	28,374,710

Machinery - 1.9%
Fortive Corporation	235,000	12,969,650

Information Technology - 25.2%
IT Services - 16.6%
Accenture plc - Class A	141,000	23,019,660
Broadridge Financial Solutions, Inc.	230,000	21,810,900
Mastercard, Inc. - Class A	142,000	34,301,520
Visa, Inc. - Class A	211,000	33,996,320
		113,128,400
Semiconductors & Semiconductor Equipment - 3.4%
Texas Instruments, Inc.	235,000	23,483,550

Software - 5.2%
ANSYS, Inc. *	153,000	35,567,910

Real Estate - 6.3%
Equity Real Estate Investment Trusts (REITs) - 6.0%
Equinix, Inc.	16,000	9,993,120
SBA Communications Corporation	116,000	31,316,520
		41,309,640
Real Estate Management & Development - 0.3%
Texas Pacific Land Trust	5,000	1,900,050

Total Common Stocks (Cost $518,898,693)		$619,240,170

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 9.7%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.48% (a)	33,049,458	$33,049,458
Federated Treasury Obligations Fund - Institutional Shares, 0.32% (a)	33,210,592	33,210,592
Total Money Market Funds (Cost $66,260,050)		$66,260,050

Total Investments at Market Value - 100.4% (Cost $585,158,743)		$685,500,220

Liabilities in Excess of Other Assets - (0.4%)		(2,555,662)

Net Assets - 100.0%		$682,944,558

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2020.

See accompanying notes to Schedules of Investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

COMMON STOCKS - 94.2%	Shares	Market Value
Consumer Discretionary - 12.0%
Internet & Direct Marketing Retail - 1.5%
Booking Holdings, Inc. *	7,500	$10,089,900

Specialty Retail - 9.3%
Lowe's Companies, Inc.	325,000	27,966,250
TJX Companies, Inc. (The)	300,000	14,343,000
Tractor Supply Company	235,000	19,869,250
		62,178,500
Textiles, Apparel & Luxury Goods - 1.2%
VF Corporation	150,000	8,112,000

Consumer Staples - 8.1%
Food Products - 8.1%
Kellogg Company	400,000	23,996,000
Mondelēz International, Inc. - Class A	600,000	30,048,000
		54,044,000
Energy - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Chevron Corporation	230,000	16,665,800
Pioneer Natural Resources Company	124,000	8,698,600
		25,364,400
Financials - 17.0%
Banks - 5.4%
First Horizon National Corporation	900,000	7,254,000
PNC Financial Services Group, Inc. (The)	115,000	11,007,800
Truist Financial Corporation	585,000	18,041,400
		36,303,200
Capital Markets - 6.2%
BlackRock, Inc.	33,000	14,519,010
Brookfield Asset Management, Inc. - Class A	300,000	13,275,000
Moody's Corporation	65,000	13,747,500
		41,541,510
Consumer Finance - 1.2%
Discover Financial Services	225,000	8,025,750

Insurance - 4.2%
Chubb Ltd.	155,000	17,311,950
Fidelity National Financial, Inc.	440,000	10,947,200
		28,259,150
Health Care - 11.0%
Health Care Equipment & Supplies - 8.7%
Medtronic plc	325,000	29,308,500
Zimmer Biomet Holdings, Inc.	290,000	29,313,200
		58,621,700
Health Care Providers & Services - 2.3%
Quest Diagnostics, Inc.	188,000	15,096,400

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.2% (Continued)	Shares	Market Value
Industrials - 15.9%
Aerospace & Defense - 2.8%
HEICO Corporation - Class A	112,120	$7,164,468
Hexcel Corporation	310,000	11,528,900
		18,693,368
Air Freight & Logistics - 2.4%
United Parcel Service, Inc. - Class B	175,000	16,348,500

Commercial Services & Supplies - 2.2%
Genuine Parts Company	220,000	14,812,600

Electrical Equipment - 2.8%
Eaton Corporation plc	245,000	19,034,050

Industrial Conglomerates - 1.2%
Roper Technologies, Inc.	25,000	7,795,250

Trading Companies & Distributors - 4.5%
Fastenal Company	585,000	18,281,250
Watsco, Inc.	75,000	11,852,250
		30,133,500
Information Technology - 24.8%
Communications Equipment - 2.9%
Cisco Systems, Inc.	500,000	19,655,000

Electronic Equipment, Instruments & Components - 2.0%
TE Connectivity Ltd.	215,000	13,540,700

IT Services - 10.3%
Accenture plc - Class A	115,000	18,774,900
Broadridge Financial Solutions, Inc.	205,000	19,440,150
Visa, Inc. - Class A	190,000	30,612,800
		68,827,850
Semiconductors & Semiconductor Equipment - 3.7%
Texas Instruments, Inc.	245,000	24,482,850

Software - 5.9%
Microsoft Corporation	40,000	6,308,400
SAP AG - ADR	175,000	19,337,500
SS&C Technologies Holdings, Inc.	325,000	14,241,500
		39,887,400
Materials - 1.6%
Chemicals - 1.6%
International Flavors & Fragrances, Inc.	105,000	10,718,400

Total Common Stocks (Cost $657,300,310)		$631,565,978

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.9%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.48% (a)	31,767,378	$31,767,378
Federated Treasury Obligations Fund - Institutional Shares, 0.32% (a)	7,751,724	7,751,724
Total Money Market Funds (Cost $39,519,102)		$39,519,102

Total Investments at Market Value - 100.1% (Cost $696,819,412)		$671,085,080

Liabilities in Excess of Other Assets - (0.1%)		(926,089)

Net Assets - 100.0%		$670,158,991

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2020.

See accompanying notes to Schedules of Investments.

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

COMMON STOCKS - 90.1%	Shares	Market Value
Communication Services - 2.2%
Entertainment - 2.2%
Electronic Arts, Inc. *	12,000	$1,202,040

Consumer Discretionary - 6.9%
Auto Components - 2.4%
Cie Générale des Établissements Michelin - ADR	75,000	1,327,500

Automobiles - 1.4%
Toyota Motor Corporation - ADR	6,500	779,675

Internet & Direct Marketing Retail - 1.3%
Booking Holdings, Inc. *	550	739,926

Specialty Retail - 1.8%
Lowe's Companies, Inc.	11,500	989,575

Consumer Staples - 11.3%
Beverages - 4.9%
Coca-Cola European Partners plc	59,000	2,214,270
Heineken N.V. - ADR	12,000	494,040
		2,708,310
Food Products - 6.4%
Danone S.A. - ADR	170,000	2,164,950
Mondelēz International, Inc. - Class A	27,000	1,352,160
		3,517,110
Energy - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Chevron Corporation	23,000	1,666,580
Pioneer Natural Resources Company	7,500	526,125
		2,192,705
Financials - 19.1%
Banks - 3.4%
Citigroup, Inc.	21,000	884,520
First Horizon National Corporation	59,000	475,540
Truist Financial Corporation	17,000	524,280
		1,884,340
Capital Markets - 2.6%
Brookfield Asset Management, Inc. - Class A	32,000	1,416,000

Consumer Finance - 0.8%
Discover Financial Services	12,500	445,875

Insurance - 12.3%
AXA S.A. - ADR	130,000	2,247,700
Chubb Ltd.	9,000	1,005,210
Fidelity National Financial, Inc.	44,500	1,107,160
Willis Towers Watson plc	14,500	2,462,825
		6,822,895

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.1% (Continued)	Shares	Market Value
Health Care - 17.3%
Health Care Equipment & Supplies - 13.0%
Alcon, Inc. *	18,000	$914,760
Koninklijke Philips N.V.	51,064	2,050,730
Medtronic plc	23,619	2,129,962
Zimmer Biomet Holdings, Inc.	21,000	2,122,680
		7,218,132
Life Sciences Tools & Services - 4.3%
IQVIA Holdings, Inc. *	22,000	2,372,920

Industrials - 7.6%
Aerospace & Defense - 3.4%
Airbus SE - ADR	63,000	1,017,450
Hexcel Corporation	23,000	855,370
		1,872,820
Airlines - 0.8%
Delta Air Lines, Inc.	16,000	456,480

Electrical Equipment - 2.0%
Eaton Corporation plc	14,000	1,087,660

Road & Rail - 1.4%
Canadian National Railway Company	10,000	776,300

Information Technology - 18.5%
Communications Equipment - 2.4%
Cisco Systems, Inc.	34,000	1,336,540

Electronic Equipment, Instruments & Components - 1.8%
TE Connectivity Ltd.	16,000	1,007,680

IT Services - 6.3%
Accenture plc - Class A	6,500	1,061,190
Mastercard, Inc. - Class A	10,000	2,415,600
		3,476,790
Semiconductors & Semiconductor Equipment - 3.5%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	22,000	1,051,380
Texas Instruments, Inc.	8,500	849,405
		1,900,785
Software - 4.5%
Microsoft Corporation	5,000	788,550
SAP AG - ADR	15,500	1,712,750
		2,501,300
Materials - 1.7%
Chemicals - 1.7%
International Flavors & Fragrances, Inc.	9,000	918,720

AVE MARIA WORLD EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 90.1% (Continued)	Shares	Market Value
Real Estate - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Equinix, Inc.	1,300	$811,941

Total Common Stocks (Cost $53,136,439)		$49,764,019

MONEY MARKET FUNDS - 5.4%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.48% (a)	2,434,640	$2,434,640
Federated Treasury Obligations Fund - Institutional Shares, 0.32% (a)	560,602	560,602
Total Money Market Funds (Cost $2,995,242)		$2,995,242

Total Investments at Market Value - 95.5% (Cost $56,131,681)		$52,759,261

Other Assets in Excess of Liabilities - 4.5%		2,506,092

Net Assets - 100.0%		$55,265,353

ADR	- American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2020.

AVE MARIA WORLD EQUITY FUND

SUMMARY OF COMMON STOCKS BY COUNTRY

March 31, 2020 (Unaudited)

Country	Value	% of Net Assets
United States *	$28,128,479	50.9%
France	5,740,150	10.4%
United Kingdom	4,677,095	8.5%
Netherlands	3,562,220	6.4%
Canada	2,192,300	4.0%
Switzerland	1,919,970	3.5%
Germany	1,712,750	3.1%
Taiwan	1,051,380	1.9%
Japan	779,675	1.4%
Total	$49,764,019	90.1%

*	Includes companies deemed to be a “non-U.S. company” as defined in the Fund’s prospectus, if a company has at least 50% of its revenues or operations outside of the United States.

  See accompanying notes to Schedules of Investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

U.S. TREASURY OBLIGATIONS - 19.0%	Par Value	Market Value
U.S. Treasury Bonds - 1.4%
8.125%, due 05/15/21	$2,000,000	$2,181,094
8.000%, due 11/15/21	2,500,000	2,816,211
		4,997,305
U.S. Treasury Inflation-Protected Notes - 0.6% (a)
1.125%, due 01/15/21	2,358,280	2,335,751

U.S. Treasury Notes - 17.0%
1.625%, due 06/30/20	3,000,000	3,011,381
2.000%, due 07/31/20	5,000,000	5,033,594
2.625%, due 07/31/20	5,000,000	5,043,359
2.625%, due 08/15/20	3,000,000	3,029,531
2.000%, due 09/30/20	3,000,000	3,028,008
2.750%, due 09/30/20	8,000,000	8,105,000
1.375%, due 10/31/20	3,000,000	3,021,562
2.625%, due 11/15/20	3,000,000	3,047,578
2.375%, due 12/31/20	2,000,000	2,034,531
1.375%, due 01/31/21	10,000,000	10,109,375
2.000%, due 02/28/21	3,000,000	3,052,734
2.250%, due 03/31/21	4,000,000	4,084,688
2.375%, due 04/15/21	5,000,000	5,115,820
1.375%, due 04/30/21	3,000,000	3,039,961
		60,757,122

Total U.S. Treasury Obligations (Cost $67,295,689)		$68,090,178

CORPORATE BONDS - 57.0%	Par Value	Market Value
Communication Services - 2.8%
Electronic Arts, Inc., 3.700%, due 03/01/21	$4,315,000	$4,334,167
Electronic Arts, Inc., 4.800%, due 03/01/26	5,500,000	5,813,757
		10,147,924
Consumer Discretionary - 6.1%
Lowe's Companies, Inc., 3.800%, due 11/15/21	1,000,000	1,017,271
Lowe's Companies, Inc., 3.120%, due 04/15/22	3,000,000	2,977,116
Lowe's Companies, Inc., 3.125%, due 09/15/24	800,000	813,309
Lowe's Companies, Inc., 3.375%, due 09/15/25	1,500,000	1,498,681
Lowe's Companies, Inc., 3.100%, due 05/03/27	5,000,000	5,015,707
Ross Stores, Inc., 3.375%, due 09/15/24	3,000,000	3,084,085
TJX Companies, Inc. (The), 2.750%, due 06/15/21	2,305,000	2,313,275
TJX Companies, Inc. (The), 2.500%, due 05/15/23	2,000,000	1,978,376
TJX Companies, Inc. (The), 2.250%, due 09/15/26	3,426,000	3,262,011
		21,959,831
Consumer Staples - 13.9%
Coca-Cola Company (The), 3.150%, due 11/15/20	3,000,000	3,018,689
Coca-Cola Company (The), 3.300%, due 09/01/21	2,000,000	2,047,879
Coca-Cola Company (The), 2.200%, due 05/25/22	2,000,000	2,027,249
Coca-Cola Company (The), 2.875%, due 10/27/25	4,820,000	5,157,119
Coca-Cola Company (The), 2.250%, due 09/01/26	922,000	948,475
Colgate-Palmolive Company, 2.450%, due 11/15/21	3,000,000	3,012,725
Colgate-Palmolive Company, 2.250%, due 11/15/22	500,000	498,275
Colgate-Palmolive Company, 1.950%, due 02/01/23	2,663,000	2,702,457

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 57.0% (Continued)	Par Value	Market Value
Consumer Staples - 13.9% (Continued)
Colgate-Palmolive Company, 3.250%, due 03/15/24	$795,000	$827,579
Dr Pepper Snapple Group, Inc., 3.200%, due 11/15/21	2,000,000	1,998,586
Hershey Company (The), 2.900%, due 05/15/20	1,000,000	999,982
Hershey Company (The), 2.625%, due 05/01/23	4,536,000	4,503,843
Hershey Company (The), 3.375%, due 05/15/23	500,000	515,489
Hershey Company (The), 2.050%, due 11/15/24	3,200,000	3,186,772
Hershey Company (The), 2.300%, due 08/15/26	500,000	505,522
Hormel Foods Corporation, 4.125%, due 04/15/21	3,814,000	3,843,749
J.M. Smucker Company (The), 3.500%, due 10/15/21	2,000,000	2,030,392
Kellogg Company, 4.300%, due 05/15/28	1,000,000	1,080,632
Kimberly-Clark Corporation, 2.400%, due 03/01/22	3,811,000	3,840,822
Kimberly-Clark Corporation, 2.400%, due 06/01/23	440,000	448,659
Kimberly-Clark Corporation, 2.650%, due 03/01/25	1,115,000	1,144,203
Kimberly-Clark Corporation, 2.750%, due 02/15/26	343,000	350,769
McCormick & Company, Inc., 3.900%, due 07/15/21	2,500,000	2,531,042
McCormick & Company, Inc., 3.500%, due 09/01/23	2,500,000	2,497,281
		49,718,190
Energy - 2.8%
Chevron Corporation, 2.895%, due 03/03/24	1,824,000	1,879,742
Chevron Corporation, 2.954%, due 05/16/26	500,000	518,273
Exxon Mobil Corporation, 2.397%, due 03/06/22	2,000,000	2,019,862
Exxon Mobil Corporation, 3.176%, due 03/15/24	1,634,000	1,710,760
Exxon Mobil Corporation, 2.019%, due 08/16/24	2,650,000	2,637,239
Exxon Mobil Corporation, 2.709%, due 03/06/25	998,000	1,032,725
		9,798,601
Financials - 6.3%
BlackRock, Inc., 3.500%, due 03/18/24	2,500,000	2,688,498
BlackRock, Inc., 3.200%, due 03/15/27	1,000,000	1,028,307
Chubb INA Holdings, Inc., 3.150%, due 03/15/25	3,809,000	3,911,140
Moody's Corporation, 4.500%, due 09/01/22	1,000,000	1,025,073
Moody's Corporation, 2.625%, due 01/15/23	3,319,000	3,336,886
Moody's Corporation, 4.875%, due 02/15/24	1,500,000	1,621,253
Moody's Corporation, 3.250%, due 01/15/28	1,750,000	1,771,952
PNC Financial Services Group, Inc. (The), 3.250%, due 06/01/25	1,528,000	1,627,194
PNC Financial Services Group, Inc. (The), 3.250%, due 01/22/28	4,380,000	4,434,409
U.S. Bancorp, 3.375%, due 02/05/24	1,000,000	1,061,621
		22,506,333
Health Care - 2.6%
Stryker Corporation, 3.375%, due 05/15/24	5,500,000	5,747,691
Stryker Corporation, 3.500%, due 03/15/26	500,000	521,315
Zimmer Biomet Holdings, Inc., 3.550%, due 04/01/25	3,130,000	3,158,642
		9,427,648
Industrials - 8.5%
3M Company, 2.000%, due 06/26/22	1,073,000	1,075,180
3M Company, 2.250%, due 03/15/23	3,000,000	3,121,865
Emerson Electric Company, 4.250%, due 11/15/20	2,109,000	2,118,736
Illinois Tool Works, Inc., 3.500%, due 03/01/24	2,450,000	2,593,941
Illinois Tool Works, Inc., 2.650%, due 11/15/26	5,380,000	5,319,271
PACCAR Financial Corporation, 1.650%, due 08/11/21	3,750,000	3,708,646
Snap-on, Inc., 6.125%, due 09/01/21	2,000,000	2,154,466
United Parcel Service, Inc., 2.350%, due 05/16/22	2,990,000	3,026,926

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 57.0% (Continued)	Par Value	Market Value
Industrials - 8.5% (Continued)
United Parcel Service, Inc., 2.200%, due 09/01/24	$3,410,000	$3,484,251
United Parcel Service, Inc., 2.800%, due 11/15/24	1,000,000	1,011,919
United Parcel Service, Inc., 2.400%, due 11/15/26	2,869,000	2,917,047
		30,532,248
Information Technology - 9.8%
Cisco Systems, Inc., 2.200%, due 02/28/21	4,239,000	4,257,953
Cisco Systems, Inc., 2.600%, due 02/28/23	2,475,000	2,550,477
Cisco Systems, Inc., 3.625%, due 03/04/24	500,000	539,031
Cisco Systems, Inc., 2.500%, due 09/20/26	3,080,000	3,210,478
Mastercard, Inc., 3.375%, due 04/01/24	3,855,000	4,065,153
Mastercard, Inc., 2.000%, due 03/03/25	4,375,000	4,462,500
Mastercard, Inc., 2.950%, due 11/21/26	500,000	535,090
Mastercard, Inc., 3.500%, due 02/26/28	450,000	500,786
Texas Instruments, Inc, 1.375%, due 03/12/25	1,160,000	1,151,118
Texas Instruments, Inc., 1.750%, due 05/01/20	1,825,000	1,824,137
Texas Instruments, Inc., 2.250%, due 05/01/23	2,500,000	2,577,471
Texas Instruments, Inc., 2.250%, due 09/04/29	395,000	394,605
Visa, Inc., 2.150%, due 09/15/22	4,000,000	4,067,361
Visa, Inc., 3.150%, due 12/14/25	3,905,000	4,253,159
Visa, Inc., 2.750%, due 09/15/27	750,000	771,001
		35,160,320
Materials - 4.2%
Ecolab, Inc., 4.350%, due 12/08/21	4,292,000	4,256,827
Ecolab, Inc., 2.375%, due 08/10/22	415,000	414,097
Ecolab, Inc., 3.250%, due 01/14/23	5,000,000	4,991,216
Ecolab, Inc., 2.700%, due 11/01/26	2,750,000	2,787,193
Praxair, Inc., 2.250%, due 09/24/20	2,000,000	1,998,699
Praxair, Inc., 4.050%, due 03/15/21	500,000	508,356
		14,956,388

Total Corporate Bonds (Cost $204,874,393)		$204,207,483

COMMON STOCKS - 20.1%	Shares	Market Value
Consumer Discretionary - 1.2%
Textiles, Apparel & Luxury Goods - 1.2%
VF Corporation	80,000	$4,326,400

Consumer Staples - 3.1%
Beverages - 1.4%
Coca-Cola European Partners plc	80,000	3,002,400
Diageo plc - ADR	17,500	2,224,600
		5,227,000
Food Products - 1.7%
Kellogg Company	100,000	5,999,000

Energy - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Chevron Corporation	85,000	6,159,100
Royal Dutch Shell plc - Class B - ADR	140,000	4,572,400
		10,731,500

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 20.1% (Continued)	Shares	Market Value
Financials - 4.6%
Banks - 1.3%
First Horizon National Corporation	225,000	$1,813,500
Truist Financial Corporation	95,000	2,929,800
		4,743,300
Capital Markets - 1.7%
BlackRock, Inc.	14,000	6,159,580

Diversified Financial Services - 0.9%
Western Union Company (The)	180,000	3,263,400

Insurance - 0.7%
Fidelity National Financial, Inc.	90,000	2,239,200

Health Care - 1.5%
Health Care Equipment & Supplies - 1.5%
Medtronic plc	60,000	5,410,800

Industrials - 5.3%
Air Freight & Logistics - 1.5%
United Parcel Service, Inc. - Class B	55,500	5,184,810

Commercial Services & Supplies - 0.6%
Genuine Parts Company	34,300	2,309,419

Machinery - 0.8%
Illinois Tool Works, Inc.	20,000	2,842,400

Trading Companies & Distributors - 2.4%
Fastenal Company	115,000	3,593,750
Watsco, Inc.	31,700	5,009,551
		8,603,301
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Texas Instruments, Inc.	48,500	4,846,605

Total Common Stocks (Cost $80,982,050)		$71,886,715

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.5%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.48% (b)	17,224,815	$17,224,815
Federated Treasury Obligations Fund - Institutional Shares, 0.32% (b)	2,523,799	2,523,799
Total Money Market Funds (Cost $19,748,614)		$19,748,614

Total Investments at Market Value - 101.6% (Cost $372,900,746)		$363,932,990

Liabilities in Excess of Other Assets - (1.6%)		(5,749,670)

Net Assets - 100.0%		$358,183,320

ADR	- American Depositary Receipt.

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of March 31, 2020.

See accompanying notes to Schedules of Investments.

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2020 (Unaudited)

1. Securities valuation

The portfolio securities of the Ave Maria Value Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria World Equity Fund and the Ave Maria Bond Fund (individually, a “Fund” and collectively, the “Funds”) which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an Official Closing Price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Fixed income securities are generally valued using prices provided by an independent pricing service. The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. Investments in shares of other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund’s NAV calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

U.S. Treasury Obligations and Corporate Bonds held by the Ave Maria Bond Fund are classified as Level 2 since the values for such securities are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2020 by security type:

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Ave Maria Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$132,922,674	$-	$-	$132,922,674
Money Market Funds	40,607,866	-	-	40,607,866
Total	$173,530,540	$-	$-	$173,530,540

Ave Maria Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$619,240,170	$-	$-	$619,240,170
Money Market Funds	66,260,050	-	-	66,260,050
Total	$685,500,220	$-	$-	$685,500,220

Ave Maria Rising Dividend Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$631,565,978	$-	$-	$631,565,978
Money Market Funds	39,519,102	-	-	39,519,102
Total	$671,085,080	$-	$-	$671,085,080

Ave Maria World Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$49,764,019	$-	$-	$49,764,019
Money Market Funds	2,995,242	-	-	2,995,242
Total	$52,759,261	$-	$-	$52,759,261

Ave Maria Bond Fund	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$68,090,178	$-	$68,090,178
Corporate Bonds	-	204,207,483	-	204,207,483
Common Stocks	71,886,715	-	-	71,886,715
Money Market Funds	19,748,614	-	-	19,748,614
Total	$91,635,329	$272,297,661	$-	$363,932,990

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the period ended March 31, 2020.

2. Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

AVE MARIA MUTUAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2020:

	Ave Maria	Ave Maria	Ave Maria	Ave Maria	Ave Maria
	Value	Growth	Rising	World	Bond
	Fund	Fund	Dividend Fund	Equity Fund	Fund
Cost of portfolio investments	$197,472,863	$585,158,743	$696,819,412	$56,248,268	$372,900,746
Gross unrealized appreciation	$14,487,333	$139,805,032	$57,056,351	$5,756,258	$7,365,357
Gross unrealized depreciation	(38,429,656)	(39,463,555)	(82,790,683)	(9,245,265)	(16,333,113)
Net unrealized appreciation (depreciation)	$(23,942,323)	$100,341,477	$(25,734,332)	$(3,489,007)	$(8,967,756)

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Ave Maria World Equity Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.

4. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of March 31, 2020, the Ave Maria Growth Fund had 25.2% of the value of its net assets invested in stocks within the information technology sector.

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

COMMON STOCKS - 83.3%	Shares	Market Value
Communication Services - 11.7%
Entertainment - 11.7%
Liberty Media Corporation - Liberty Formula One - Series C *	2,000	$54,460
Madison Square Garden Company (The) - Class A *	2,000	422,820
Rosetta Stone, Inc. *	100,000	1,402,000
		1,879,280
Consumer Discretionary - 10.0%
Diversified Consumer Services - 4.7%
frontdoor, inc. *	12,000	417,360
Graham Holdings Company - Class B	1,000	341,170
		758,530
Household Durables - 2.3%
Garmin Ltd.	5,000	374,800

Specialty Retail - 3.0%
TJX Companies, Inc. (The)	10,000	478,100

Consumer Staples - 4.2%
Beverages - 1.4%
Brown-Forman Corporation - Class B	4,000	222,040

Food & Staples Retailing - 2.8%
Kroger Company (The)	15,000	451,800

Energy - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
Devon Energy Corporation	18,000	124,380
Noble Energy, Inc.	35,000	211,400
Pioneer Natural Resources Company	7,000	491,050
		826,830
Financials - 7.7%
Capital Markets - 2.6%
Moody's Corporation	2,000	423,000

Diversified Financial Services - 5.1%
Berkshire Hathaway, Inc. - Class A *	3	816,000

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 83.3% (Continued)	Shares	Market Value
Health Care - 1.9%
Biotechnology - 1.9%
Avid Bioservices, Inc. *	60,000	$306,600

Industrials - 9.1%
Airlines - 1.8%
Delta Air Lines, Inc.	10,000	285,300

Building Products - 2.4%
A.O. Smith Corporation	10,000	378,100

Electrical Equipment - 3.1%
AMETEK, Inc.	7,000	504,140

Road & Rail - 1.8%
AMERCO	1,000	290,550

Information Technology - 3.0%
IT Services - 3.0%
Mastercard, Inc. - Class A	2,000	483,120

Materials - 13.9%
Chemicals - 1.6%
Valvoline, Inc.	20,000	261,800

Metals & Mining - 12.3%
Barrick Gold Corporation	80,000	1,465,600
Pan American Silver Corporation	35,000	501,550
		1,967,150
Real Estate - 16.6%
Real Estate Management & Development - 16.6%
Texas Pacific Land Trust	7,000	2,660,070

Total Common Stocks (Cost $12,538,833)		$13,367,210

SCHWARTZ VALUE FOCUSED FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 16.8%	Shares	Market Value
Federated Government Obligations Tax-Managed Fund - Institutional Shares, 0.48% (a)	597,419	$597,419
Federated Treasury Obligations Fund - Institutional Shares, 0.32% (a)	597,418	597,418
Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.46% (a)	597,419	597,419
First American Treasury Obligations Fund - Class Z, 0.28% (a)	310,914	310,914
Invesco Short-Term Investments Trust (The) - Treasury Portfolio - Institutional Class, 0.30% (a)	597,419	597,419
Total Money Market Funds (Cost $2,700,589)		$2,700,589

Total Investments at Market Value - 100.1% (Cost $15,239,422)		$16,067,799

Liabilities in Excess of Other Assets - (0.1%)		(14,628)

Net Assets - 100.0%		$16,053,171

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2020.

See notes to Schedule of Investments.

SCHWARTZ VALUE FOCUSED FUND

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

1. Securities valuation

The portfolio securities of Schwartz Value Focused Fund (the “Fund”) which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price or, if an official close price is not available, at the most recently quoted bid price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. When using quoted prices and when the market for the securities are considered active, the securities will be classified as Level 1 within the fair value hierarchy (see below). Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

SCHWARTZ VALUE FOCUSED FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments, by security type, as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$13,367,210	$-	$-	$13,367,210
Money Market Funds	2,700,589	-	-	2,700,589
Total	$16,067,799	$-	$-	$16,067,799

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. There were no Level 3 securities or derivative instruments held by the Fund as of or during the period ended March 31, 2020.

2. Investment transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined on the identified cost basis.

3. Federal income tax

The following information is computed on a tax basis for each item as of March 31, 2020:

Cost of portfolio investments	$15,262,804
Gross unrealized appreciation	$3,096,514
Gross unrealized depreciation	(2,291,519)
Net unrealized appreciation	$804,995

The difference between federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and due to the tax deferral of losses on wash sales.